Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Operating Activities
Net Earnings (Loss)	$ (194)	$ 187	$ (2,226)	$ 2,081
Depreciation, Depletion and Amortization	1,092	558	2,615	1,668
Exploration Expense	25	1	32	10
Inventory Write-Down (Reversal)		16	549	24
Deferred Income Tax Expense (Recovery)	(177)	46	(656)	(790)
Unrealized (Gain) Loss on Risk Management	(135)	9	7	157
Unrealized Foreign Exchange (Gain) Loss	(140)	88	229	(560)
Re-measurement of Contingent Payment	(31)	(17)	(97)	137
(Gain) Loss on Divestiture of Assets	(1)	3		7
Unwinding of Discount on Decommissioning Liabilities	14	15	43	43
Onerous Contract Provisions, Net of Cash Paid	(4)	(3)	(12)	(14)
Realized Inventory Write-Down	(14)	(4)	(568)	(55)
Realized Foreign Exchange (Gain) Loss on Non-Operating Items	(30)	(12)	(33)	279
Other	9	41	(77)	28
Net Change in Other Assets and Liabilities	(10)	(21)	(58)	(55)
Net Change in Non-Cash Working Capital	328	(73)	275	(415)
Cash From (Used in) Operating Activities	732	834	23	2,545
Investing Activities
Capital Expenditures – Exploration and Evaluation Assets	(1)	(20)	(42)	(40)
Capital Expenditures – Property, Plant and Equipment	(151)	(272)	(567)	(823)
Proceeds From Divestitures	1		2	(1)
Net Change in Investments and Other		(16)	(4)	(25)
Net Change in Non-Cash Working Capital	15	(35)	(52)	(77)
Cash From (Used in) Investing Activities	(136)	(343)	(663)	(966)
Net Cash Provided (Used) Before Financing Activities	596	491	(640)	1,579
Financing Activities
Issuance (Repayment) of Short-Term Borrowings	(159)		133
Issuance of Long-Term Debt	1,326		1,326
(Repayment) of Long-Term Debt			(112)	(1,601)
Net Issuance (Repayment) of Revolving Long-Term Debt	(1,444)	(1)	(220)	4
Principal Repayment of Leases	(45)	(39)	(149)	(108)
Dividends Paid on Common Shares		(60)	(77)	(183)
Cash From (Used in) Financing Activities	(322)	(100)	901	(1,888)
Foreign Exchange Gain (Loss) on Cash and Cash Equivalents Held in Foreign Currency	(22)	(18)	(43)	(35)
Increase (Decrease) in Cash and Cash Equivalents	252	373	218	(344)
Cash and Cash Equivalents, Beginning of Period	152	64	186	781
Cash and Cash Equivalents, End of Period	$ 404	$ 437	$ 404	$ 437